United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 5, 2011

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	$144,402,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      971    15015 SH       Sole                    14265               750
AllianceBernstein Holdings LP  COM              01881g106      516    23650 SH       Sole                    22550              1100
American Express               COM              025816109      705    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108     1151    12000 SH       Sole                    12000
BP PLC                         COM              055622104     1173    26570 SH       Sole                    26570
Berkshire Hathaway Inc. CL A   COM              084670108      376        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     2830    33842 SH       Sole                    31034              2808
Boeing Co.                     COM              097023105      238     3218 SH       Sole                     3218
Bristol-Myers Squibb           COM              110122108      835    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5009   154322 SH       Sole                   141522             12800
Brookfield Infrastru Prtnrs LP COM              g16252102     2395   107802 SH       Sole                   102767              5035
CME Group Inc Cl A             COM              167760107      302     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      585    17052 SH       Sole                    17052
CapitalSource Inc.             COM              14055X102      551    78288 SH       Sole                    74038              4250
Cenovus Energy, Inc.           COM              15135U109      335     8500 SH       Sole                     8050               450
Charles Schwab                 COM              808513105     7371   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     2462    22900 SH       Sole                    19900              3000
CitiGroup Inc.                 COM              172967101     1324   299442 SH       Sole                   264178             35264
Coca Cola Co.                  COM              191216100     1022    15400 SH       Sole                    13900              1500
Colgate-Palmolive              COM              194162103      422     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     1874    80685 SH       Sole                    73360              7325
Comcast Corp. Cl A             COM              20030N101      311    12585 SH       Sole                    12020               565
ConocoPhillips                 COM              20825C104     2251    28187 SH       Sole                    28187
Copano Energy, LLC             COM              217202100     2052    57641 SH       Sole                    54641              3000
Deere & Co.                    COM              244199105      824     8500 SH       Sole                     8500
DirectTV Group Inc.            COM              25490A101     1406    30039 SH       Sole                    27826              2213
Duke Energy Corp.              COM              26441c105      283    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      214    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      583    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      294     8500 SH       Sole                     8050               450
Enbridge Energy Management LLC COM              29250X103     3643    57932 SH       Sole                    55114              2819
Enstar Group LTD               COM              G3075P101      510     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      229    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4942    58738 SH       Sole                    58738
First Nat'l of Nebraska, Inc.  COM              335720108     2784      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      188    10000 SH       Sole                     9200               800
General Electric               COM              369604103     3585   178794 SH       Sole                   164344             14450
HSBC Holdings PLC              COM              404280406     1702    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107     1336    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107     1075    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      437     7275 SH       Sole                     5850              1425
Icici Bank LTD                 COM              45104G104     1136    22800 SH       Sole                    22800
Intl Bus Machines              COM              459200101      467     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      243     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    10566   178335 SH       Sole                   175835              2500
Kinder Morgan Energy Partners  COM              494550106      726     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     4234   112783 SH       Sole                   104283              8500
Level 3 Communications         COM              52729N100       15    10500 SH       Sole                    10500
Liberty Capital Ser A          COM              53071m302      439     5964 SH       Sole                     5410               554
Liberty Global Cl A            COM              530555101     1176    28393 SH       Sole                    26822              1571
Liberty Global Ser C           COM              530555309     2060    51524 SH       Sole                    46553              4971
Liberty Media Hldg             COM              53071M104      472    29409 SH       Sole                    26635              2774
Liberty Starz                  COM              53071m708      230     2965 SH       Sole                     2745               220
Lockheed Martin                COM              539831099      423     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     4905    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      212    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      202      488 SH       Sole                      328               160
Markwest Energy Ptnr LP        COM              570759100     2096    43250 SH       Sole                    36950              6300
Marriott Intl. Inc.            COM              571903202     1079    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      587     6550 SH       Sole                     5875               675
McDonald's Corp.               COM              580135101      255     3350 SH       Sole                     3350
Merck & Co.                    COM              589331107     4720   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      692    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      325     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      777    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910     1187    10725 SH       Sole                    10115               610
National Aust Bank             COM              632525408      615    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2040   116056 SH       Sole                   108056              8000
Nextera Engergy, Inc.          COM              65339F101      782    14182 SH       Sole                    14182
Nokia Corp. Spon ADR           COM              654902209       88    10325 SH       Sole                    10325
NuStar Energy L.P.             COM              91913W104      205     3023 SH       Sole                     1023              2000
Nuveen Govt Income Fund        COM              67090N109      178    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     3409    41400 SH       Sole                    36400              5000
Pfizer Inc.                    COM              717081103     2253   110906 SH       Sole                   105206              5700
Philip Morris Intl Inc         COM              718172109      623     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      297     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      283     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     4182    67117 SH       Sole                    65017              2100
Royal Dutch Shell              COM              780259206     1435    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      337    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      593    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100     1356    54085 SH       Sole                    47210              6875
Suncor Energy Inc.             COM              867229106      404     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1659    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      624    20879 SH       Sole                    13719              7160
Toronto-Dominion Bank          COM              891160509      550     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      396     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1202    72155 SH       Sole                    62530              9625
U.S. Bancorp                   COM              902973304     2076    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      223     9145 SH       Sole                     6645              2500
VistaPrint Limited             COM              G93762204     6656   128250 SH       Sole                   116250             12000
W.P. Carey & Co LLC            COM              92930Y107     3274    91700 SH       Sole                    88625              3075
Wal-Mart Stores                COM              931142103      297     5700 SH       Sole                     5700
Walt Disney Co.                COM              254687106     1574    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      437    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     2981    94000 SH       Sole                    86000              8000
Wells Fargo Adv Global Div Opp COM              30024H101      123    12500 SH       Sole                    12500
Westpac Banking Corp (ADR)     COM              961214301      313     2500 SH       Sole                     2500
White Mountains Insurance Grou COM              G9618E107      567     1557 SH       Sole                     1432               125
Williams Companies             COM              969457100      299     9600 SH       Sole                     8100              1500
Zimmer Holdings Inc.           COM              98956p102      300     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      381     9600 SH       Sole                     9000               600
Fidelity Asset Manager 50%     MUT              316069103      186 11697.0580 SH     Sole               11697.0580
Longleaf Partners Internationa MUT              543069405      289 18315.1960 SH     Sole               14013.0830         4302.1130
Putnam Global Healthcare Fund  MUT              746778109      236 4961.1160 SH      Sole                4961.1160
T Rowe Price Growth Stock Fd I MUT              741479109      240 7105.5010 SH      Sole                7105.5010
Vanguard U.S. Value Fund       MUT              922020201      121 11027.3270 SH     Sole               11027.3270
REPORT SUMMARY		     107 DATA RECORDS	            144402    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED